INVENTORIES (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Inventory Balance	$ 1,015,932	$ 1,053,890	$ 776,448
Product Inventory: Clocks & Watches [Member]
Inventory [Line Items]
Inventory Balance	969,565	1,017,220	769,960
Product Inventory: Other Inventory [Member]
Inventory [Line Items]
Inventory Balance	$ 46,367	$ 36,670	$ 6,488